Trade Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, bad debt expense	$ 0	$ 3,000,000	$ 2,000,000
Receivables sold without recourse	$ 0	$ 0
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of companies in consolidated net revenues	10.50%	10.00%	10.00%
Number of customers | Customer	1	0	0